ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, $ in Thousands							1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 05, 2020 USD ($)	May 11, 2020 CNY (¥)	Nov. 18, 2019 CNY (¥)	Nov. 13, 2019 CNY (¥)	Nov. 13, 2019 USD ($)	Jul. 22, 2019 CNY (¥)	Jan. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2018 CNY (¥)	Jan. 31, 2016 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 01, 2020	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill							¥ 368,221					¥ 368,221	¥ 581,877	¥ 213,656			$ 91,309		$ 57,782	$ 33,527			¥ 210,443	¥ 165,171
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																¥ 182,100
Equity Method Investment, Ownership Percentage										90.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																¥ 388,500
Equity Method Investment, Ownership Percentage										100.00%
ZR Guofu [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions											¥ 746,001
Percentage of equity interest withdrawn				77.18%	77.18%
CHS
Business Acquisition [Line Items]
Recognized a gain on the disposal													14,894
Disposal Group, Including Discontinued Operation, Consideration	$ 602	¥ 247,803
Cash consideration													44,039
Percentage of equity interest withdrawn	90.00%
Percentage of interest held after disposal		10.00%
Discontinued Operation Equity Method Investment Retained After Disposal													¥ 22,925				$ 5,267
Equity interest remained after disposal of transaction (as a percentage)													0.00%
Fair value of the retained noncontrolling equity interest													¥ 235,714
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													46.56%	49.44%			46.56%			49.44%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																		2.06%			2.36%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of interest held after disposal													85.34%
Shanghai Rongchi Medical Management Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													100.00%				100.00%
CHS
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage													10.00%	10.00%			10.00%			10.00%
Percentage of interest held after disposal													10.00%
CHS [Member]
Business Acquisition [Line Items]
Cash consideration													¥ 22,925
Dispose of equity method investment (as a percentage)													17.00%
CHS [Member] | CHS | CHS
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													10.00%				10.00%
Tianjin Jiatai Group [Member]
Business Acquisition [Line Items]
Payments to Fund Operations of Acquiree														¥ 84,000
Cash consideration			¥ 421,730
Gain On Revaluation Of Investment														31,898	$ 4,582
Acquired amortizable intangible assets														5,000
Goodwill			¥ 45,272
Tianjin Jiatai Group [Member] | Operating license intangibles
Business Acquisition [Line Items]
Estimated amortization periods													20 years
Tianjin Jiatai Group [Member] | Favorable leases [Member]
Business Acquisition [Line Items]
Estimated amortization periods													17 years
Goodwill														¥ 45,272						$ 6,503
Tianjin Jiatai Group [Member] | ZR Guofu [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred				77.18%	77.18%
Business Combination, Consideration Transferred				¥ 421,730	$ 60,578
Tianjin Jiatai Group [Member] | SH MZJH
Business Acquisition [Line Items]
Percentage of equity interest transferred						90.00%
Business Combination, Consideration Transferred						¥ 27,000
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								70.00%														70.00%
Business Combination, Consideration Transferred								¥ 11,478	$ 8,400
Cash consideration								¥ 8,400	$ 7,560
Contingent consideration liability | $																						$ 840
Period for Contingent Consideration Payable								6 months	6 months
Capital amount (in shares) | shares								14,000,000														14,000,000
Goodwill								¥ 3,213
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred										¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage													50.84%	51.80%			50.84%			51.80%
HealthingKon
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							26.34%					26.34%							26.34%
Business Combination, Consideration Transferred							¥ 119,838
Cash consideration							¥ 21,500					¥ 21,500
Estimated amortization periods							10 years
Goodwill							¥ 368,221					¥ 368,221
HealthingKon | SH MZJH
Business Acquisition [Line Items]
Percentage of share consideration							89.00%					89.00%							89.00%